Risk management and financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Fair value through profit or loss	R$ 64,607	R$ 353,838
Amortized cost	199,808	377,879
Liabilities
Fair value through profit or loss	66,202	236,289
Amortized cost	718,082	353,498
Level 1
Assets
Total financial assets	64,607	353,764
Level 2
Assets
Total financial assets		74
Level 3
Liabilities
Total financial liabilities	66,202	236,289
Loans and financing
Liabilities
Amortized cost	166,834	208,138
Trade and other payable
Liabilities
Amortized cost	265,820	145,360
Liabilities from acquisition
Liabilities
Fair value through profit or loss	66,202	236,289
Amortized cost	285,428
Liabilities from acquisition | Level 3
Liabilities
Total financial liabilities	66,202	236,289
Cash and cash equivalents
Assets
Fair value through profit or loss	56,447	346,759
Amortized cost	43,796	235,472
Cash and cash equivalents | Level 1
Assets
Total financial assets	56,447	346,759
Financial investments
Assets
Fair value through profit or loss	8,160	7,005
Financial investments | Level 1
Assets
Total financial assets	8,160	7,005
Trade accounts receivable
Assets
Amortized cost	R$ 156,012	142,407
Derivative financial instruments
Assets
Fair value through profit or loss		74
Derivative financial instruments | Level 2
Assets
Total financial assets		R$ 74